Summary of Significant Accounting Policies - Schedule of Contract Liabilities at the Beginning of the Reporting Period (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Contract Liabilities at the Beginning of the Reporting Period [Abstract]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	¥ 3,858,332	$ 538,979	¥ 4,777,398